Note 5 - Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2018	2017
	(In thousands)
Revolving credit facility 3.35% and 2.22%, due through 2022	$293,459	$214,781
Farm Credit term loan 4.48% and 3.38%, due 2022	99,871	99,836
Bluegrass tax exempt bonds 3.11%, due 2033	9,983	-
Secured promissory note 6.98%, due through 2022	8,438	10,340
Lease financing obligations 2.62%, due through 2020	4,028	4,679
Secured promissory note 6.35%, due through 2020	1,046	1,782
Economic development note 2.00%, due through 2021	793	999
Other	216	216
	417,834	332,633
Less current portion	3,702	3,495
	$414,132	$329,138

Schedule of Maturities of Long-term Debt [Table Text Block]
2019	$3,702
2020	3,217
2021	5,518
2022	395,197
2023	-
Thereafter	10,200
Total	$417,834